Statutory Information	12 Months Ended
Dec. 31, 2014
Statutory Information
Statutory Information

8.Statutory Information

The Company prepares financial statements on the basis of statutory accounting principles (“SAP”) prescribed or permitted by the New York Department of Commerce.  Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Shareholder’s Equity
	2014	2013	2012	2014	2013

Based on statutory accounting principles	$5,590	$5,441	$5,518	$42,756	$40,900
Deferred acquisition costs	(97)	(113)	(15)	4	101
Deferred and uncollected premiums	(40)	6	1	0	40
Policy and claim reserves	(850)	(1,067)	(914)	4,895	5,745
Investment valuation difference	(62)	175	(32)	12,127	9,037
Commissions and fees	1	6	22	0	(1)
Deferred taxes	(1,474)	(673)	203	(5,180)	(3,720)
Deferred gain on disposal of businesses	4	135	149	(2,489)	(2,261)
Goodwill and intangibles	0	0	(7)	324	324
Pension	2,032	(353)	(309)	(253)	(2,285)
Reinsurance in unauthorized companies	0	0	0	2	12
Interest maintenance reserve, deferral and amortization	66	16	268	626	560
Asset valuation reserve	0	0	0	768	1,009
Non-admitted assets and other	0	0	0	2,135	2,926
Based on generally accepted accounting principles	$5,170	$3,573	$4,884	$55,715	$52,387

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid ordinary dividends of $3,890 during the year ended December 31, 2014. No extraordinary dividends were declared and paid in 2014. The Company declared and paid dividends of $10,992, of which $4,492 was ordinary and $6,500 was extraordinary during the year ended December 31, 2013. (For GAAP purposes, the $959 of the extraordinary dividend was classified as a return of capital.) The company declared and paid ordinary dividends of $609 during the years ended December 31, 2012.  No extraordinary dividends were declared and paid in 2012. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the lesser of 10% of the insurer’s surplus as regards to policyholders on December 31 of the next year, or the net gain from operations. The Company has the ability, under state regulatory requirements, to dividend up to approximately $4,076 to the Parent in 2015 without permission from New York regulators. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company to pay dividends.

State regulators require insurance companies to meet minimum capitalization standards designed to ensure that they can fulfill obligations to policyholders. Minimum capital requirements are expressed as a ratio of a company’s total adjusted capital (“TAC”) to its RBC (the “RBC Ratio”). TAC is equal to statutory surplus adjusted to exclude certain statutory liabilities. RBC is calculated by applying specified factors to various asset, premium, expense, liability, and reserve items.

Generally, if a company’s RBC Ratio is below 100% (the “Authorized Control Level”), the insurance commissioner of the company’s state of domicile is authorized to take control of the company, to protect the interests of policyholders. If the RBC Ratio is greater than 100% but less than 200% (the “Company Action Level”), the company must submit a RBC plan to the commissioner of the state of domicile. Corrective actions may also be required if the RBC Ratio is greater than the Company Action Level but the company fails certain trend tests.

As of December 31, 2014, the TAC of the Company exceeded the Company Action Level and no trend tests that would require regulatory action were violated. As of December 31, 2014, the TAC of the Company subject to RBC requirements was $43,524, and the corresponding Authorized Control Level was $4,235.